Condensed Deutsche Bank AG (Parent Company Only) Financial Information - Condensed Statement of Income (Deutsche Bank Parent) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends received from subsidiaries:
Provision for credit losses	€ 1,707	€ 1,830	€ 1,505
Noninterest income:
Commissions and fee income	10,891	10,372	9,206
Noninterest expenses
Compensation and benefits	11,813	11,731	11,131
General and administrative expenses	8,860	11,243	10,112
Impairment of goodwill and other intangible assets	0	0	233
Total noninterest expenses	20,658	22,971	21,695
Profit (loss) before income taxes	9,069	6,703	7,955
Deutsche Bank AG
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries	39,442	42,684	38,205
Dividends received from subsidiaries:
Bank subsidiaries	651	446	516
Nonbank subsidiaries	1,645	1,677	2,255
Interest expense	28,415	32,068	26,260
Net interest and dividend income	13,323	12,740	14,715
Provision for credit losses	1,525	1,359	1,158
Net interest and dividend income after provision for credit losses	11,798	11,381	13,557
Noninterest income:
Commissions and fee income	5,304	5,114	4,513
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,684	4,736	4,681
Other income (loss)	2,296	1,939	(412)
Total noninterest income	11,284	11,789	8,782
Noninterest expenses
Compensation and benefits	6,263	6,271	5,896
General and administrative expenses	5,871	7,461	6,540
Services provided by (to) affiliates, net	2,177	2,486	2,540
Impairment of goodwill and other intangible assets	216	0	0
Total noninterest expenses	14,527	16,218	14,976
Profit (loss) before income taxes	8,555	6,951	7,363
Income tax expense (benefit)	1,117	1,307	906
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 7,438	€ 5,644	€ 6,457